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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:___________________
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Silver Lake Group, L.L.C.
Address:        2775 Sand Hill Road, Suite 100
                Menlo Park, CA  94025

Form 13F File Number: 028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Alan K. Austin
Title:          Managing Director and Executive Vice President
Phone:          (650) 233-8149

Signature, Place, and Date of Signing:


   /s/ Alan K. Austin   Menlo Park, CA       November 10, 2009
   ------------------   --------------       -----------------
      [Signature]       [City, State]        [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:             3

Form 13F Information Table Entry Total:        13

Form 13F Information Table Value Total:        $1,593,575 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number    Name
---      --------------------    ----

1.       028-12356               Silver Lake Technology Associates, L.L.C.
2.       028-12358               Silver Lake Technology Management, L.L.C.
3.       028-13516               Silver Lake Technology Associates II, L.L.C.


                                                     FORM 13F INFORMATION TABLE
                                                      Silver Lake Group, L.L.C.
                                                FOR QUARTER ENDED - September 30, 2009

   COLUMN 1               COLUMN 2         COLUMN 3     COLUMN 4   COLUMN 5              COLUMN 6     COLUMN 7      COLUMN 8
   --------               --------         --------     --------   -------------------   --------     --------  --------------------
                            Title                        Value     Shrs or    SH/ Put/   Investment   Other     Voting   Authority
Name of Issuer            of Class         CUSIP        (x$1000)   prn amt    PRN Call   Discretion   Managers  Sole    Shared  None
--------------            --------         -----        --------   -------    --- ----   ----------   --------  ----    ------  ----

AVAGO TECHNOLOGIES LTD    SHS              Y0486S104    $1,169,619 68,518,966 SH         OTHER        ---               68,518,966

GARTNER INC               COM              366651107    $174,767   9,565,812  SH         OTHER        1, 2              9,565,812

NASDAQ OMX GROUP INC      COM              631103108    $204,207   9,701,040  SH         OTHER        1, 3              9,701,040

NETSCOUT SYS INC          COM              64115T104    $15,503    1,147,486  SH         OTHER        1, 2              1,147,486

ISHARES S&P GSCI
COMMODITY I               UNIT BEN INT     46428R107    $594       20,000     SH         OTHER        2                 20,000

ISHARES TR S&P LATN AMER  S&P LTN AM 40    464287390    $515       12,000     SH         OTHER        2                 12,000

ISHARES TR FTSE INDX      COM              464287184    $1,637     40,000     SH         OTHER        2                 40,000

LUCENT TECHNOLOGIES INC.  DBCV 2.750% 6/1  549463AG2    $10,822    11,000,000 PRN        OTHER        2                 11,000,000

FINISAR                   COM              31787A101    $1,210     125,000    SH         OTHER        2                 125,000

POWERWAVE TECHNOLOGIES
INC.                      NOTE 1.875% 11/1 739363AD1    $8,879     11,150,000 PRN        OTHER        2                 11,150,000

ISHARES, INC.             MSCI GERMAN      464286806    $2,059     92,800     SH         OTHER        2                 92,800

ISHARES TR INDEX          RUSSELL 2000     464287655    $1,834     30,444     SH         OTHER        2                 30,444

POWERSHARES QQQ TRUST     UNIT SER 1       73935A104    $1,929     45,659     SH         OTHER        2                 45,659